Inventory	9 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Inventory	Inventory
Inventory consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Raw materials	$2,551,947	$2,529,364
Work in process	278,869	1,627,802
Finished Goods	309,903	261,031
Total	$3,140,719	$4,418,197
Inventory
Inventory consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Raw materials	$4,488,530	$2,551,947
Work in process	731,912	278,869
Finished goods	21,786	309,903
Total	$5,242,228	$3,140,719